Federated Hermes Strategic Income Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES—6.6%
	U.S. Treasury Notes—6.6%
$10,000,000	United States Treasury Note, 4.500%, 7/15/2026	$ 9,982,031
20,000,000	United States Treasury Note, 4.625%, 6/30/2025	19,889,063
15,000,000	United States Treasury Note, 4.750%, 7/31/2025	14,959,570
	TOTAL U.S. TREASURIES (IDENTIFIED COST $44,899,144)	44,830,664
	MORTGAGE-BACKED SECURITIES—4.5%
	Agency—4.5%
8,460,276	FHLMC, Pool SD8225, 3.000%, 7/1/2052	7,294,021
8,203,183	FHLMC, Pool SD8243, 3.500%, 9/1/2052	7,330,049
9,968,210	FNMA, Pool FBT224, 3.000%, 3/1/2052	8,594,864
7,682,499	FNMA, Pool MA4732, 4.000%, 9/1/2052	7,093,981
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $30,963,397)	30,312,915
	CORPORATE BONDS—3.0%
	Basic Industry - Chemicals—0.0%
90,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	82,091
	Basic Industry - Metals & Mining—0.1%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	195,424
50,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	45,342
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	35,553
135,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	146,592
	TOTAL	422,911
	Capital Goods - Aerospace & Defense—0.1%
55,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	53,049
135,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	120,624
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,556
110,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	101,387
65,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	51,535
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	92,279
55,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	51,262
75,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	74,192
	TOTAL	565,884
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	17,862
50,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	48,534
	TOTAL	66,396
	Capital Goods - Construction Machinery—0.4%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,654,750
120,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	113,313
65,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	60,551
	TOTAL	2,828,614
	Capital Goods - Diversified Manufacturing—0.1%
60,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	55,354
65,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	51,069
40,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	34,195
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	68,687

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 35,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	$ 31,467
25,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	19,835
40,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	32,891
	TOTAL	293,498
	Communications - Cable & Satellite—0.1%
25,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	19,991
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	29,901
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	185,706
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	21,916
70,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	68,204
	TOTAL	325,718
	Communications - Media & Entertainment—0.2%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	20,974
50,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	44,143
1,610,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	1,324,986
60,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	60,097
	TOTAL	1,450,200
	Communications - Telecom Wireless—0.1%
90,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	80,169
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	40,321
65,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	52,961
55,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	53,693
65,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	61,395
	TOTAL	288,539
	Communications - Telecom Wirelines—0.1%
65,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	59,268
175,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	133,597
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	27,302
45,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	38,720
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	80,947
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	27,902
45,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	31,565
	TOTAL	399,301
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial N.A., Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	129,733
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	82,721
50,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	49,136
150,000	Mercedes-Benz Finance N.A. LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	148,598
	TOTAL	410,188
	Consumer Cyclical - Retailers—0.0%
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	69,301
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	109,071
	TOTAL	178,372
	Consumer Cyclical - Services—0.1%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	41,493
150,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	141,149
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	74,277
	TOTAL	256,919

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—0.1%
$ 60,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	$ 57,467
150,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	139,655
37,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	33,348
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	130,162
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	93,509
35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	28,377
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	23,490
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	47,149
65,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	53,823
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	47,201
105,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	99,685
50,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	41,371
	TOTAL	795,237
	Consumer Non-Cyclical - Health Care—0.0%
30,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	24,588
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	109,711
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	26,468
100,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	66,734
	TOTAL	227,501
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	140,464
60,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	54,117
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	79,618
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	79,364
125,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	119,983
60,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	49,430
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	46,525
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	50,000
25,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	22,783
	TOTAL	642,284
	Consumer Non-Cyclical - Supermarkets—0.0%
50,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	41,732
	Consumer Non-Cyclical - Tobacco—0.0%
65,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	42,484
30,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	19,867
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	116,699
65,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	63,848
	TOTAL	242,898
	Energy - Independent—0.0%
120,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	112,944
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	41,451
	TOTAL	154,395
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	48,057
45,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	37,025
	TOTAL	85,082
	Energy - Midstream—0.1%
45,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	42,870
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	31,618
65,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	64,349

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 100,000		MPLX, LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	$ 82,518
65,000		ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	62,015
30,000		ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	25,683
30,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	26,470
80,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	75,585
		TOTAL	411,108
		Energy - Oil Field Services—0.0%
70,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	72,513
		Energy - Refining—0.0%
110,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	103,931
		Financial Institution - Banking—0.5%
150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	143,625
90,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	71,003
100,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	80,189
140,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	114,588
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	85,851
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	190,943
175,000		Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	141,049
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	160,897
170,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	124,129
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	193,314
65,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	60,300
60,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	58,150
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	80,942
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	83,207
165,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	152,749
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.824%, 6/1/2025	52,833
300,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	245,678
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	83,122
50,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	49,425
90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	80,781
130,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	122,881
60,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	56,866
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	78,692
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	77,134
75,000		Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	76,610
52,143	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	21,900
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	185,995
65,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	49,326
150,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	138,985
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	235,460
		TOTAL	3,296,624
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
45,000		Jefferies Group, LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	34,507
		Financial Institution - Insurance - Life—0.0%
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	122,659
120,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	89,944
50,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	40,833
		TOTAL	253,436

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.0%
$ 120,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	$ 112,344
110,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	86,837
	TOTAL	199,181
	Financial Institution - REIT - Healthcare—0.5%
110,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	105,168
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	61,966
4,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,238,445
	TOTAL	3,405,579
	Financial Institution - REIT - Office—0.0%
25,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	23,674
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	103,262
75,000	Boston Properties, LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	69,290
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	27,047
	TOTAL	223,273
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	75,199
	Technology—0.1%
50,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	46,968
50,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	47,595
27,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	24,701
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,256
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	49,053
105,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	95,342
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	81,753
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	190,037
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	68,510
75,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	71,964
75,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	51,876
75,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	81,746
55,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	53,804
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	35,107
	TOTAL	900,712
	Technology Services—0.0%
30,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	24,582
	Transportation - Railroads—0.0%
60,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	53,955
40,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	34,474
	TOTAL	88,429
	Transportation - Services—0.0%
50,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	46,430
	Utility - Electric—0.2%
40,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	35,986
55,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	55,129
25,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	20,487
25,000	Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	17,921
115,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	94,459
65,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	66,264
75,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	67,700
130,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	108,281
55,000	Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	41,252

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 90,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	$ 73,332
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,257
25,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	20,253
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	108,652
65,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	62,962
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	53,395
120,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	111,578
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	113,438
		TOTAL	1,074,346
		Utility - Natural Gas—0.0%
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	24,168
50,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	49,571
120,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	97,644
		TOTAL	171,383
		TOTAL CORPORATE BONDS (IDENTIFIED COST $23,808,948)	20,138,993
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
		Commercial Mortgage—0.5%
500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	472,651
345,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	295,763
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	594,129
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	471,357
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	927,486
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	958,334
		TOTAL	3,719,720
		Federal Home Loan Mortgage Corporation—0.2%
800,000		FHLMC, REMIC, Series K070, Class A2, 3.303%, 11/25/2027	754,475
676,727		FHLMC, REMIC, Series K105, Class A1, 1.536%, 9/25/2029	596,074
		TOTAL	1,350,549
		Non-Agency Mortgage—2.2%
3,632,068		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	2,880,117
6,731,325		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	5,514,165
4,514,124		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	3,551,346
3,620,594		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	2,848,389
		TOTAL	14,794,017
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $23,399,712)	19,864,286
		COMMON STOCKS—1.5%
		Automotive—0.1%
29,893	[3]	American Axle & Manufacturing Holdings, Inc.	225,692
1,685		Lear Corp.	242,792
		TOTAL	468,484
		Chemicals—0.1%
15,925		Koppers Holdings, Inc.	609,768
		Consumer Cyclical Services—0.1%
6,505		Brinks Co. (The)	493,144
		Containers & Packaging—0.2%
71,820		Ardagh Metal Packaging	257,834
22,773		Graphic Packaging Holding Co.	506,471
28,691	[3]	O-I Glass, Inc.	569,803

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Containers & Packaging—continued
5,908		WestRock Co.	$ 193,251
		TOTAL	1,527,359
		Electric Utilities—0.0%
11,620		NRG Energy, Inc.	436,331
		Food & Beverage—0.0%
10,235	[3]	US Foods Holding Corp.	413,801
		Hotels Restaurants & Leisure—0.2%
5,240		Boyd Gaming Corp.	350,399
10,450	[3]	Caesars Entertainment Corp.	577,467
7,785		Red Rock Resorts, Inc.	341,995
		TOTAL	1,269,861
		Media Entertainment—0.1%
38,673	[3]	Cumulus Media, Inc.	179,443
64,380	[3]	iHeartMedia, Inc.	232,412
118,865	[3]	Stagwell, Inc.	647,814
		TOTAL	1,059,669
		Midstream—0.1%
30,581		Suburban Propane Partners LP	444,036
		Oil Gas & Consumable Fuels—0.1%
4,818		Devon Energy Corp.	246,152
1,381		Pioneer Natural Resources, Inc.	328,581
		TOTAL	574,733
		Personal Products—0.1%
13,295		Energizer Holdings, Inc.	456,683
		Technology—0.1%
7,555	[3]	Lumentum Holdings, Inc.	408,952
4,290		Science Applications International Corp.	504,762
		TOTAL	913,714
		Technology Hardware Storage & Peripherals—0.1%
8,415		Dell Technologies, Inc.	473,260
		Trading Companies & Distributors—0.1%
7,275	[3]	GMS, Inc.	504,448
		Utility - Electric—0.1%
9,945		Enviva, Inc.	91,494
18,320		Vistra Corp.	575,614
		TOTAL	667,108
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,737,484)	10,312,399
		ASSET-BACKED SECURITIES—1.3%
		Auto Receivables—0.6%
$ 3,000,000		Ford Credit Auto Lease Trust 2022-A, Class D, 4.660%, 12/15/2026	2,893,426
1,298,281		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	1,280,702
		TOTAL	4,174,128
		Other—0.3%
2,202,236		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,069,928
		Student Loans—0.4%
1,552,217		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,341,686
1,486,677		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	1,338,160
		TOTAL	2,679,846
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,511,641)	8,923,902

Principal Amount, Shares or Contracts			Value
		AGENCY RISK TRANSFER SECURITY—0.2%
$ 1,250,000	[2]	Fannie Mae - CAS 2023-R05, Series 2023-R05, Class 1M2, 8.395% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $1,250,000)	$ 1,274,356
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.1%
10,000,000		BANK OF AMERICA MERRILL LYNCH EUR CALL/USD PUT (CALL-Option), Notional Amount $28,70,00,000, Exercise Price $1.0875, Expiration Date 10/20/2023	98,970
6,000,000	[3]	Bank of America Merrill Lynch NZD CALL/ USD PUT (CALL-Option), Notional Amount $17,22,00,000, Exercise Price $0.6075, Expiration Date 10/9/2023	34,578
10,000,000	[3]	Credit Agricole GBP CALL/USD PUT (CALL-Option), Notional Amount $6,27,00,000, Exercise Price $1.27, Expiration Date 11/3/2023	120,750
7,500,000	[3]	Morgan Stanley USD CALL/NOK PUT (CALL-Option), Notional Amount $63,86,25,000, Exercise Price $10.8. Expiration Date 9/26/2023	56,167
12,500,000	[3]	UBS AUD CALL/ USD PUT (CALL-Option), Notional Amount $33,38,75,000, Exercise Price $0.685, Expiration Date 9/6/2023	13
150,000		United States Treasury, 0.000%, Notional Amount $2,19,49,500, Exercise Price $107, Expiration Date 9/23/2023	73,828
150,000		United States Treasury, 0.000%, Notional Amount $2,19,49,500, Exercise Price $123, Expiration Date 9/23/2023	131,250
150,000		United States Treasury, 0.000%, Notional Amount $2,19,49,500, Exercise Price $124, Expiration Date 9/23/2023	84,375
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,500,483)	599,931
		PURCHASED PUT OPTIONS—0.1%
12,000,000	[3]	Bank of Montreal USD PUT/CAD Call (PUT-Option), Notional Amount $9,94,80,000, Exercise Price $1.325, Expiration Date 9/28/2023	9,048
10,000,000	[3]	Barclays USD PUT/ZAR CALL (PUT-Option), Notional Amount $1,49,60,00,000, Exercise Price $18.3, Expiration Date 11/13/2023	111,600
6,000,000		Morgan Stanley USD PUT/BRL CALL (PUT-Option), Notional Amount $51,09,00,000, Exercise Price $4.85, Expiration Date 11/8/2023	60,258
25,000	[3]	Russell 2000 Index (PUT-Option), Notional Amount $4,75,00,000, Exercise Price $1,820, Expiration Date 9/15/2023	83,750
10,000,000	[3]	UBS USD PUT/JPY CALL (PUT-Option), Notional Amount $26,71,00,000, Exercise Price $128. Expiration Date 9/27/2023	20
10,000,000	[3]	UBS USD PUT/ZAR CALL (PUT-Option), Notional Amount $26,71,00,000, Exercise Price $19, Expiration Date 11/13/2023	266,610
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,509,103)	531,286
		INVESTMENT COMPANIES—79.5%
17,617,822		Emerging Markets Core Fund	139,356,971
11,352,628		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[5]	11,352,628
46,008,645	[6]	High Yield Bond Core Fund	248,446,682
17,091,776		Mortgage Core Fund	140,665,322
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $647,392,194)	539,821,603
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $797,975,506)	676,610,735
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	2,277,456
		TOTAL NET ASSETS—100%	$678,888,191

At August 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	75	$15,285,352	December 2023	$49,025
United States Treasury Notes 5-Year Long Futures	20	$2,138,438	December 2023	$14,955
United States Treasury Notes 10-Year Long Futures	30	$3,330,937	December 2023	$28,642
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	50	$5,805,469	December 2023	$(61,408)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$31,214
The average notional value of long and short futures contracts held by the Fund throughout the period was $22,388,272 and $10,322,492, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/13/2023	The Bank of New York	1,462,847,000	JPY	$10,066,888	$66,888
9/25/2023	Credit Agricole CIB	1,049,856,150	JPY	$7,238,801	$(261,199)
10/5/2023	JPMorgan Chase Bank, N.A.	102,163,817	MXN	$5,960,202	$(39,798)
10/18/2023	Bank of America, N.A.	9,316,432	AUD	$6,046,056	$46,056
10/18/2023	Bank of America, N.A.	106,682,150	NOK	$10,047,280	$47,280
Contracts Sold:
9/25/2023	Commonwealth Bank	1,041,375,000	JPY	$7,180,323	$319,677
10/18/2023	HSBC Bank USA	9,293,572	AUD	$6,031,221	$(31,221)
10/18/2023	Goldman Sachs Bank USA	79,353,847	NOK	$7,473,512	$26,488
10/18/2023	Bank of America, N.A.	26,353,395	NOK	$2,481,952	$18,048
10/18/2023	State Street Bank and Trust	16,800,722	NZD	$10,019,101	$(19,101)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$173,118
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $16,92,648 and $9,95,438 respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2023, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 08/31/2023[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays Bank	CDX Index HY Series 40	Sell	1.000%	06/20/2028	0.35%	$25,000,000	$(704,940)	$778,706	$73,766
TOTAL CREDIT DEFAULT SWAPS							$(704,940)	$778,706	$73,766
The average notional amount of swap contracts held by the Fund throughout the period was $20,000,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2023, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America Merrill Lynch	NZD CALL/ USD PUT	12,000,000	$346,440,000	October 2023	$0.63	$(7,560)
Bank of America Merrill Lynch	EUR CALL/USD PUT	10,000,000	$288,700,000	October 2023	$1.11	$(38,060)
Bank of Montreal	USD CALL/CAD PUT	12,000,000	$1,033,080,000	September 2023	$1.35	$(103,200)
Barclays	AUD CALL/USD PUT	12,000,000	$1,768,320,000	October 2023	$0.68	$(13,176)
Credit Agricole	GBP CALL/USD PUT	15,000,000	$94,050,000	October 2023	$1.30	$(26,385)
Russell 2000 Index	Russell 2000 Index (CALL-Option)	500	$94,981,000	September 2023	$1,930.00	$(510,000)
UBS	USD CALL/BRL PUT	12,000,000	$135,600,000	September 2023	$5.00	$(57,480)
UBS	EUR CALL/USD PUT	15,000,000	$169,500,000	September 2023	$1.13	$(2,145)
UBS	USD CALL/NOK PUT	12,000,000	$135,600,000	September 2023	$10.70	$(127,464)
UBS	USD CALL/NOK PUT	12,000,000	$135,600,000	September 2023	$10.25	$(448,764)
UBS	USD CALL/ZAR PUT	12,000,000	$135,600,000	September 2023	$18.60	$(284,940)
United States Treasury	United States Treasury (CALL-Option)	150	$16,038,285	September 2023	$108.25	$(19,922)
Put Options:
Bank of America	USD PUT/BRL CALL	12,000,000	$346,440,000	September 2023	$4.75	$(16,356)
Barclays	AUD PUT/USD CALL	12,000,000	$1,768,320,000	October 2023	$0.65	$(129,072)
Barclays	NZD PUT/USD CALL	10,000,000	$1,473,600,000	September 2023	$0.62	$(420,660)
Credit Agricole	GBP PUT/USD CALL	10,000,000	$62,700,000	November 2023	$1.24	$(59,650)
Russell 2000 Index	Russell 2000 Index (PUT-Option)	250	$47,490,500	September 2023	$1,850.00	$(161,250)
UBS	USD PUT/MXN CALL	10,000,000	$113,000,000	September 2023	$17.00	$(57,230)
UBS	USD PUT/NOK CALL	12,000,000	$135,600,000	September 2023	$10.25	$(30,708)
UBS	EUR PUT/USD CALL	12,000,000	$135,600,000	September 2023	$1.08	$(59,796)
UBS	USD PUT/ZAR CALL	20,000,000	$226,000,000	November 2023	$18.50	$(293,020)
United States Treasury	United States Treasury (PUT-Option)	300	$32,076,570	September 2023	$106.25	$(75,000)
United States Treasury	United States Treasury (PUT-Option)	100	$10,692,190	September 2023	$119.00	$(51,562)
(Premium Received $3,158,730)						$(2,993,400)
The average market value of written put and call options held by the Fund throughout the period was $1,587,367 and $1,508,023, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $742,273 and $1,343,829, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts, Written Options Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2023	Shares Held as of 8/31/2023	Dividend Income
Bank Loan Core Fund	$3,805,207	$82,156	$(3,916,174)	$387,538	$(358,727)	$—	—	$—
Emerging Markets Core Fund	$189,522,824	$26,831,978	$(77,500,000)	$11,088,762	$(10,586,593)	$139,356,971	17,617,822	$9,331,808
Federated Hermes Government Obliga- tions Fund*	$7,548,750	$51,203,324	$(58,752,074)	$—	$—	$—	—	$90,523
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$28,407,081	$360,037,840	$(377,099,191)	$(924)	$7,822	$11,352,628	11,352,628	$428,214
High Yield Bond Core Fund	$295,244,292	$—	$(52,000,000)	$15,486,002	$(10,283,612)	$248,446,682	46,008,645	$12,661,961
Mortgage Core Fund	$118,504,997	$95,000,000	$(69,000,000)	$(1,327,285)	$(2,512,390)	$140,665,322	17,091,776	$3,948,308
TOTAL OF AFFILIATED TRANSAC- TIONS	$643,033,151	$533,155,298	$(638,267,439)	$25,634,093	$(23,733,500)	$539,821,603	92,070,871	$26,460,814

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	Issuer in default.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$44,830,664	$—	$44,830,664
Mortgage-Backed Securities	—	30,312,915	—	30,312,915
Corporate Bonds	—	20,117,093	21,900	20,138,993
Collateralized Mortgage Obligations	—	19,864,286	—	19,864,286
Asset-Backed Securities	—	8,923,902	—	8,923,902
Agency Risk Transfer Security	—	1,274,356	—	1,274,356
Purchased Call Options	289,453	310,478	—	599,931
Purchased Put Options	83,750	447,536	—	531,286
Equity Securities:
Common Stocks
Domestic	10,054,565	—	—	10,054,565
International	257,834	—	—	257,834
Preferred Stock
Domestic	—	—	400	400
Investment Companies	539,821,603	—	—	539,821,603
TOTAL SECURITIES	$550,507,205	$126,081,230	$22,300	$676,610,735
Other Financial Instruments:
Assets
Futures Contracts	$92,622	$—	$—	$92,622
Foreign Exchange Contracts	—	524,437	—	524,437
Liabilities
Futures Contracts	(61,408)	—	—	(61,408)
Foreign Exchange Contracts	—	(351,319)	—	(351,319)
Swap Contracts	—	(704,940)	—	(704,940)
Written Options Contracts	(817,734)	(2,175,666)	—	(2,993,400)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(786,520)	$(2,707,488)	$—	$(3,494,008)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand